DEBT AND INTEREST (Details) € in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Components of the company's debt obligations
Long-term debt, current maturities	$ 300.9		$ 401.4
Short-term debt including current maturities of long-term debt	380.5		742.7
Amount outstanding under the credit agreement	0.0		0.0
Commercial paper
Components of the company's debt obligations
Short-term debt	55.1		$ 165.4
Maximum borrowing capacity, commercial paper	$ 2,000.0
Average interest rate (as a percent)	(0.30%)	(0.30%)	0.18%	0.18%
U.S. commercial paper program
Components of the company's debt obligations
Maximum borrowing capacity, commercial paper	$ 2,000.0
Outstanding commercial paper			$ 24.0
European commercial paper
Components of the company's debt obligations
Maximum borrowing capacity, commercial paper	2,000.0
Outstanding commercial paper	55.1	€ 50.0	141.4	€ 125.0
Notes payable
Components of the company's debt obligations
Short-term debt	$ 24.5		$ 175.9
Average interest rate (as a percent)	3.53%	3.53%	1.44%	1.44%
Remaining capacity	$ 1,420.0		$ 575.0
Multi-Currency Revolving Credit Facility
Components of the company's debt obligations
Maximum borrowing capacity under the credit agreement	$ 2,000.0